Reporting entity and organization (Details)	12 Months Ended
Jun. 30, 2020
Hailiang Management (previously named "Zhejiang Hailiang Education Investment Group Co., Ltd.") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2012
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Investment holding
Zhejiang Hailiang Mingxin Education Technology Co., Ltd. [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	After-school enrichment service and overseas study consulting service
Hangzhou Hailiang Education Management Co., Ltd. [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Education and management service
Hailiang Foreign Language School (Foreign Language) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Hailiang Experimental High School (Experimental High) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2002
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Tianma Experimental School ("Tianma Experimental") [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Hailiang Primary School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Hailiang Junior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Hailiang Senior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Hailiang High School of Art (previously named Hailiang Art Middle School) [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K‑12 educational services
Zhuji Hailiang Foreign Language High School Co., Ltd. (Zhuji Hailiang Foreign Language High School) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K-12 educational services
Zhenjiang Jianghe High School of Art [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Jiangsu, China, 2018
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K-12 educational services
Zhejiang Mingxin International Travel Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Study trip service
Shaoxing Sihai International Travel Co., Ltd ("Sihai International Travel") [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2010
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Study trip service
Zhuji Tianma Boya Educational Training Center Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2019
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Educational training service
Hangzhou Mingyou Educational Training School Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2019
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Educational training service
Lanzhou Hailiang Education Consulting Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Gansu, China, 2019
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Accommodation and after-school enrichment service
Lanzhou Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Gansu, China, 2020
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K-12 educational services
Wuhu Hailiang Education Management Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Anhui, China, 2020
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Accommodation and after-school enrichment service
Wuhu Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Anhui, China, 2020
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K-12 educational services
Jinhua Hailiang Education Technology Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Accommodation and after-school enrichment service
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (?Juxian Technology?) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Accommodation and after-school enrichment service
Hailiang Overseas Chinese School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	K-12 educational services
Zhuji Yuesheng Management Consulting Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in associate
Description of nature of entity's operations and principal activities	Investment holding
Hailiang Education (HK) Limited (Hailiang HK) [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hong Kong, China, 2011
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding
Zhejiang Hailiang Education Consulting and Services Co., Ltd. ("Hailiang Consulting" or "WOFE") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2011
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding
Ningbo Hailiang Education Logistics Management Co Ltd [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Education and management service
Ningbo Haoliang Information Consulting Co., Ltd. ("Ningbo Haoliang") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Education and management service
Zhuji Nianxin Lake Hotel Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Hotel management service
Ningbo Hailiang Sports Development Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Educational training service
Zhuji Hailiang Supply Chain Management Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Procurement and transportation services
Zhuji Hailiang Logistics Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Accommodation service
Zhuji Hailiang After-school Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	After-school enrichment service
Hailiang Education International Studying Service Limited [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hongkong, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Overseas study consulting service
Hangzhou Hailiang International Studying Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Overseas study consulting service
Hangzhou Hailiang Study Trip Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Study trip service
Pates-Hailiang International College Company Limited [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	United Kingdom,2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Overseas study consulting service
Hailiang International Education Group Pte. Ltd.
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Singapore,2020
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding